SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2015	Jan. 31, 2015
Option Contract, Net	$ 5,956	$ 12,463
Option Contract [Member]
Option Contract	24,375	24,375
Accumulated Amortization	(18,419)	(11,912)
Option Contract, Net	$ 5,956	$ 12,463